Share-based awards and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of stock options activity
The following table presents a summary of our share option activity for trivago N.V. shares:

	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Balance as of January 1, 2017	7,704,659
Granted	10,561,001	7.16		11,827
Exercised	1,093,428	0.13		14,860
Cancelled	63,658	8.15		366
Balance as of December 31, 2017	17,108,574	5.66	21	32,178
Granted	4,944,430	3.99		12,573
Exercised	531,410	0.30		2,855
Cancelled	828,196	6.23		1,182
Balance as of December 31, 2018	20,693,398	5.54	17	32,050
Granted	3,932,498	4.38		17,412
Exercised	1,218,560	5.45		5,034
Cancelled	2,233,623	3.98		1,572
Balance as of December 31, 2019	21,173,713	3.66	15	19,556
Exercisable as of December 31, 2019	10,456,082	3.66	24	9,774
Vested and expected to vest after December 31, 2019	21,208,693	3.64	15	19,556

Schedule of stock options valuation assumptions	The fair value of share options granted during the years ended December 31, 2017, 2018 and 2019 were estimated at the date of grant using the Black-Scholes option-pricing model, assuming the following weighted average assumptions:

	Year ended December 31,
	2017	2018	2019
Risk-free interest rate	2.18%	1.74%	(0.56)%
Expected volatility	41%	33%	50%
Expected life (in years)	4.62	4.42	4.50
Dividend yield	—%	—%	—%
Weighted-average estimated fair value of options granted during the year	€4	€3	€4

Schedule of RSU activity	The following table presents a summary of our RSUs:

	RSUs	Weighted Average Grant Date Fair Value	Remaining contractual life
		(in €)	(in years)
Balance as of January 1, 2018	—	—
Granted	57,806	3.88
Vested	—	—
Cancelled	—	—
Balance as of December 31, 2018	57,806	3.88	7
Granted	474,121	4.25
Vested	38,262	3.88
Cancelled	8,000	5.29
Balance as of December 31, 2019	485,665	4.22	6